As filed with the Securities and Exchange Commission on June 5, 2014

1933 Act File No. 333-194601

1940 Act File No. 811-22935

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒
(Check appropriate box or boxes)

Pax World Funds Series Trust III

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Telephone Number, Including Area Code)

Joseph F. Keefe

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as possible following the effectiveness of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒          Immediately upon filing pursuant to paragraph (b)

☐            On May 1, 2014 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 5th day of June, 2014.

PAX WORLD FUNDS SERIES TRUST III (Registrant)

By:	/s/ JOSEPH F. KEEFE
Joseph F. Keefe
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Joseph F. Keefe
Joseph F. Keefe	Trustee, Chief Executive Officer	June 5, 2014
(Principal Executive Officer)

/s/ Alicia K. DuBois
Alicia K. DuBois	Treasurer (Principal Financial	June 5, 2014
and Accounting Officer)

Adrian P. Anderson*
Adrian P. Anderson	Trustee	June 5, 2014

Carl H. Doerge, Jr.*
Carl H. Doerge, Jr.	Trustee	June 5, 2014

Cynthia Hargadon*
Cynthia Hargadon	Trustee	June 5, 2014

Louis F. Laucirica*
Louis F. Laucirica	Trustee	June 5, 2014

John L. Liechty*
John L. Liechty	Trustee	June 5, 2014

Laurence A. Shadek*
Laurence A. Shadek	Trustee	June 5, 2014

Nancy S. Taylor*
Nancy S. Taylor	Trustee	June 5, 2014

*By:	/s/ Maureen L. Conley
Maureen L. Conley As Attorney-in-Fact June 5, 2014

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase